       THE FINANCE COMPANY OF PENNSYLVANIA
                                FOUNDED 1871
                                [SWIRL ARTWORK]

                                 ANNUAL REPORT

                               DECEMBER 31, 2002

                      THE FINANCE COMPANY OF PENNSYLVANIA

                       Public Ledger Building, Suite 630
                        150 South Independence Mall West
                             Philadelphia, PA 19106

                               BOARD OF DIRECTORS
                             Charles E. Mather III

              Shaun F. O'Malley                             Jonathan D. Scott
           Herbert S. Riband, Jr.                          Frank A. Wood, Jr.

                                    OFFICERS
                        Charles E. Mather III, President
                    Frank A. Wood, Jr., Secretary-Treasurer
                   Doranne H. Case, Asst. Secretary-Treasurer
                     Mary Ellen Christ, Assistant Secretary

                      THE FINANCE COMPANY OF PENNSYLVANIA
                       Public Ledger Building, Suite 630
                        150 South Independence Mall West
                             Philadelphia, PA 19106

                                                                February 7, 2003

TO OUR SHAREHOLDERS:

     We are pleased to submit your Company's one hundred and thirty-first Annual Report.

     The following is a summary of financial information for the years 1998 to 2002:

         NET            DIVIDENDS PAID          DEC. 31
      INVESTMENT   -------------------------   NET ASSET
YEAR   INCOME*     REGULAR   EXTRA    TOTAL      VALUE
----  ----------   -------   ------   ------   ---------
1998     25.49      12.00     13.54    25.54   $1,067.46
1999     26.39      12.75     13.73    26.48   $1,040.12
2000     31.23      13.75     17.82    31.57   $1,279.93
2001     36.13      14.00     22.23    36.23   $1,127.45
2002     28.76      14.00     15.25    29.25   $  962.46

     As a Regulated Investment Company, the Company is required to pay to its shareholders at least 98% of its ordinary income for the calendar year 2002 or pay a 4% non-deductible Federal Excise Tax on its undistributed ordinary income. Your Board of Directors has elected to distribute 100% of the ordinary income.

     Due to adverse conditions in the financial markets, your Company has been unable to pass on to shareholders as large an extra dividend as in 2001. While our performance has been substantially better than the S&P, our net asset value has declined. We are hopeful for improved conditions in 2003 and, as always, will monitor stringently our portfolio to insure maximum results for our shareholders.

     On January 31, 2003, the Company paid to the shareholders of record on December 31, 2002, the regular quarterly dividend of $3.50 and an extra dividend of $15.25, making a total dividend of $18.75. The tax law requires that the final dividend, although paid in 2003, is taxable to the shareholders in 2002.

     Common stocks constitute 82.68% of the portfolio of investments at market on December 31, 2002, compared with 81.72% one year earlier.

     Our Investment Adviser, Cooke & Bieler, Inc., is present at each of our Board Meetings and is available for consultation throughout the year.

     The Officers and Directors of The Finance Company of Pennsylvania thank you for your continued support as we navigate the markets in these difficult times.

                                                       /s/ Charles E. Mather III
                                           Charles E. Mather III, President

 *Please refer to page 12 of Annual Report for calculations.

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of The Finance Company of Pennsylvania:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Finance Company of Pennsylvania (the "Company") as of December 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 2002 and 2001, and the condensed financial information for each of the years in the five-year period ended December 31, 2002. These financial statements and the condensed financial information are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and condensed financial information present fairly, in all material respects, the financial position of The Finance Company of Pennsylvania at December 31, 2002, the results of its operations, the changes in its net assets, and the condensed financial information for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania
January 17, 2003

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

ASSETS
INVESTMENTS-AT MARKET OR FAIR VALUE (NOTE 1):
     SHORT TERM INVESTMENTS (IDENTIFIED COST
           $745,388)..................................  $   745,388
     U.S. TREASURY NOTES & BONDS (IDENTIFIED COST
           $6,911,790)................................    7,406,875
     COMMON STOCKS & MUTUAL FUNDS (IDENTIFIED COST
           $10,594,242) INCLUDING AFFILIATE (NOTE
           2).........................................   38,913,588
                                                        -----------
                TOTAL INVESTMENTS.....................   47,065,851
CASH..................................................      443,440
ACCRUED INTEREST AND DIVIDENDS RECEIVABLE.............      153,918
RECEIVABLE FOR SECURITIES SOLD........................    1,131,998
PREPAID EXPENSES......................................       22,441
OTHER ASSETS..........................................        4,709
                                                        -----------

                TOTAL.................................   48,822,357
                                                        -----------
LIABILITIES
ACCRUED EXPENSES AND TAXES (NOTE 1)...................      144,913
COVERED CALLS WRITTEN AT FAIR VALUE (PREMIUM RECEIVED
  $10,300) (NOTE 3)...................................        3,990
DIVIDENDS PAYABLE.....................................      936,484
                                                        -----------

                TOTAL.................................    1,085,297
                                                        -----------
NET ASSETS
NET ASSETS (WITH INVESTMENTS AT MARKET OR FAIR VALUE)
     EQUIVALENT TO $962.46 PER SHARE ON SHARES OF
     49,599 $10 PAR VALUE CAPITAL STOCK OUTSTANDING AT
     DECEMBER 31, 2002 (AUTHORIZED 232,000 SHARES)....  $47,737,060
                                                        ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2002
                         SHORT TERM SECURITIES -- 1.58%

                                                                          Aggregate
                                                                            Quoted
     Face Value/                                            Identified   Market Price
  Principal Amount                                             Cost        (Note 1)
  ----------------                                          ----------   ------------
        710,314         BLACKROCK FED FUND #30............  $  710,314    $  710,314
         25,074         BLACKROCK FED. SEC. FUND #11......      25,074        25,074
         10,000         BLACKROCK TREAS. TRUST FUND #62...      10,000        10,000
                                                            ----------    ----------
                                TOTAL.....................     745,388       745,388
                                                            ----------    ----------

                    U.S. TREASURY NOTES AND BONDS -- 15.74%

                                                                        Aggregate
                                                                          Quoted
      Principal                                           Identified   Market Price
       Amount                                                Cost        (Note 1)
---------------------                                     ----------   ------------
        500,000         U.S. TREASURY NOTES 5 3/4%
                             DUE 8/15/03................     499,391       513,906
        500,000         U.S. TREASURY NOTES 5 3/4%
                             DUE 8/15/03................     499,677       513,906
      1,000,000         U.S. TREASURY NOTES 6%
                             DUE 8/15/04................   1,040,698     1,074,063
      1,000,000         U.S. TREASURY NOTES 7 1/4%
                             DUE 8/15/04................   1,025,375     1,094,063
        500,000         U.S. TREASURY NOTES 6 1/2%
                             DUE 5/15/05................     499,222       555,313
        500,000         U.S. TREASURY NOTES 6 3/4%
                             DUE 5/15/05................     509,568       557,656
      1,000,000         U.S. TREASURY NOTES 5 5/8%
                             DUE 2/15/06................     978,937     1,108,437
      1,000,000         U.S. TREASURY NOTES 5 5/8%
                             DUE 5/15/08................   1,034,784     1,136,875
        750,000         U.S. TREASURY NOTES 5 5/8%
                             DUE 5/15/08................     824,138       852,656
                                                          ----------    ----------
                                TOTAL...................   6,911,790     7,406,875
                                                          ----------    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

                            COMMON STOCKS -- 82.68%

                                                                          Aggregate
       Number                                                               Quoted
         of                                                Identified    Market Price
       Shares                                                 Cost         (Note 1)
---------------------                                      -----------   ------------
                        PETROLEUM AND MINING -- 10.22%
       116,806          EXXON MOBIL CORP. ...............  $   154,159   $ 4,081,202
        20,000          PENN VIRGINIA CORP. .............       13,482       727,000
                                                           -----------   -----------
                                TOTAL....................      167,641     4,808,202
                                                           -----------   -----------
                        BANKING, INSURANCE AND FINANCIAL
                        HOLDING COMPANIES -- 35.09%
        15,000          AON CORP. .......................      271,939       283,350
       346,775          PNC FINANCIAL SERVICES GROUP,
                             INC. .......................      209,510    14,529,872
        20,000          MARSH & MCLENNAN COMPANIES
                             INC. .......................      262,439       924,200
        20,000          STATE STREET CORP. ..............      152,542       780,000
                                                           -----------   -----------
                                TOTAL....................      896,430    16,517,422
                                                           -----------   -----------
                        MANUFACTURING AND DIVERSIFIED -- 19.08%
        16,000          AVON PRODUCTS INC................      414,987       861,920
        30,000          ACUITY BRANDS, INC. .............      361,545       406,200
         5,800          COMPUTER SCIENCES CORP. .........      197,432       199,810
        24,000          DOVER CORP. .....................      215,644       699,840
        18,000          DOW CHEMICAL CO. ................      116,337       534,600
        12,000          EMERSON ELECTRIC CO. ............      181,980       610,200
        17,500          GENUINE PARTS CO. ...............      280,027       539,000
        18,000          HARTE HANKS INC. ................      280,474       336,060
        22,500          HASBRO, INC. ....................      271,125       259,875
        10,000          INT'L BUSINESS MACHINES CORP. ...      256,675       775,000
        17,000          MOTOROLA, INC. ..................      199,750       147,050
        20,500          PALL CORPORATION.................      419,512       341,940
        24,000          PITNEY BOWES, INC. ..............      750,286       783,840
        22,500          SNAP-ON INC. ....................      630,468       632,475
        32,000          STEELCASE, INC. CL A.............      386,240       350,720
         7,400          3M COMPANY.......................      140,170       912,420
        22,000          WENDYS INTERNATIONAL INC.........      377,850       595,540
                                                           -----------   -----------
                                TOTAL....................    5,480,502     8,986,490
                                                           -----------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

                           COMMON STOCKS -- CONCLUDED

                                                                           Aggregate
       Number                                                                Quoted
         of                                                 Identified    Market Price
       Shares                                                  Cost         (Note 1)
---------------------                                       -----------   ------------
                        DRUGS AND PHARMACEUTICALS -- 6.05%
       10,500           ABBOTT LABORATORIES INC. .........  $   361,925   $   420,000
       15,000           BECTON DICKINSON & CO. ...........      441,067       460,350
       16,000           BRISTOL-MYERS SQUIBB CO. .........      394,711       370,400
       16,000           JOHNSON & JOHNSON.................       88,070       859,360
       13,000           MERCK & CO., INC. ................      146,402       735,930
                                                            -----------   -----------
                                                              1,432,175     2,846,040
                                                            -----------   -----------
                        ADVERTISING & COMMUNICATIONS -- 3.47%
       13,000           COMCAST CORP. CLASS A SPECIAL.....      247,625       293,670
       40,000           INTERPUBLIC GROUP OF COMPANIES
                             INC. ........................      476,052       563,200
       20,000           VERIZON COMMUNICATIONS, INC.......      178,287       775,000
                                                            -----------   -----------
                                                                901,964     1,631,870
                                                            -----------   -----------
                        FOOD/RETAIL MERCHANDISING -- 1.68%
       18,000           COCA-COLA CO. ....................       21,581       789,120
                                                            -----------   -----------
                        ENERGY -- 1.04%
       25,000           DUKE ENERGY CORP. ................      622,550       488,500
                                                            -----------   -----------
                        INTERNATIONAL -- 2.12%
       34,153           ARTISAN INTERNATIONAL FUNDS.......      500,000       505,123
       18,255           HARBOR INTERNATIONAL FUNDS........      500,000       490,325
                                                            -----------   -----------
                                                              1,000,000       995,448
                                                            -----------   -----------
                        DIVERSIFIED HOLDING -- 3.93%
          732           PENNSYLVANIA WAREHOUSING AND SAFE
                             DEPOSIT COMPANY (NOTE 2).....       71,399     1,850,496
                                                            -----------   -----------
                                TOTAL COMMON STOCKS.......   10,594,242    38,913,588
                                                            -----------   -----------
                                TOTAL INVESTMENTS.........  $18,251,420   $47,065,851
                                                            ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME:
     INCOME:
           DIVIDENDS (INCLUDING DIVIDENDS FROM
                AFFILIATE -- NOTE 2)...................   $ 1,364,580
           INTEREST....................................       373,391
           OTHER INCOME................................       153,588
                                                          -----------
                TOTAL..................................     1,891,559
     EXPENSES:
           COMPENSATION (NOTE 6)..........  $   130,400
           TAXES OTHER THAN INCOME
             TAXES........................       36,739
           DIRECTORS' FEES (NOTE 6).......       49,450
           INVESTMENT ADVISORY FEES
             (NOTE 6).....................       93,376
           LEGAL..........................       12,410
           AUDITING AND ACCOUNTING........       52,150
           CUSTODIAN......................       13,299
           INSURANCE......................       24,897
           OTHER OFFICE AND
             ADMINISTRATIVE...............       37,067
                                            -----------
                TOTAL..................................       449,788
                                                          -----------
     NET INVESTMENT INCOME.............................     1,441,771
                                                          -----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (NOTE 4):
     REALIZED GAIN FROM SECURITY
           TRANSACTIONS (EXCLUDING
           SHORT-TERM INVESTMENTS):
           PROCEEDS FROM SALES............  $ 5,216,628
           COST OF SECURITIES SOLD........    4,367,965
                                            -----------
                NET REALIZED GAIN......................       848,663
     UNREALIZED APPRECIATION OF
        INVESTMENTS:
           AT JANUARY 1, 2002.............  $37,765,937
           AT DECEMBER 31, 2002...........   28,820,830
                                            -----------
     DECREASE IN NET UNREALIZED APPRECIATION...........    (8,945,107)
                                                          -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS........    (8,096,444)
CAPITAL GAINS TAX PAYABLE ON BEHALF OF SHAREHOLDERS
    (NOTE 1)...........................................      (127,675)
                                                          -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...   $(6,782,348)
                                                          ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                               2002          2001
                                            -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
  OPERATIONS:
     NET INVESTMENT INCOME................  $ 1,441,771   $ 1,835,899
     NET REALIZED GAIN ON INVESTMENTS.....      848,663     2,092,943
     DECREASE IN NET UNREALIZED
        APPRECIATION ON INVESTMENTS.......   (8,945,107)   (9,300,570)
     CAPITAL GAINS TAX PAYABLE ON BEHALF
        OF SHAREHOLDERS (NOTE 1)..........     (127,675)     (526,528)
                                            -----------   -----------
     NET DECREASE IN NET ASSETS RESULTING
        FROM OPERATIONS...................   (6,782,348)   (5,898,256)
     UNDISTRIBUTED INVESTMENT INCOME
        INCLUDED IN PRICE OF SHARES
        REDEEMED..........................       (7,357)      (11,317)
     REALIZED GAIN FROM SECURITY
        TRANSACTIONS INCLUDED IN PRICE OF
        SHARES REDEEMED...................       (7,715)      (30,180)
     DIVIDENDS TO SHAREHOLDERS FROM NET
        INVESTMENT INCOME.................   (1,455,188)   (1,824,697)
CAPITAL SHARE TRANSACTIONS:
     (EXCLUSIVE OF AMOUNTS ALLOCATED TO
        INVESTMENT INCOME AND NET REALIZED
        GAIN FROM SECURITY TRANSACTIONS)
        (NOTE 1):
           COST OF SHARES OF CAPITAL STOCK
             REDEEMED.....................     (689,716)   (1,133,299)
                                            -----------   -----------
     TOTAL DECREASE IN NET ASSETS.........   (8,942,324)   (8,897,749)
NET ASSETS:
     BEGINNING OF YEAR....................   56,679,384    65,577,133
                                            -----------   -----------
     END OF YEAR [INCLUDING UNDISTRIBUTED
        NET INVESTMENT LOSS OF $269,039
        AND $269,218 RESPECTIVELY]........  $47,737,060   $56,679,384
                                            ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                         NOTES TO FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

1. SIGNIFICANT ACCOUNTING POLICIES
     The Company is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. Transactions in capital stock were as follows:

                                                 Number        Aggregate
                                                of Shares        amount
                                                ---------      ----------
Shares redeemed:
     Year Ended December 31, 2002.............     673         $  704,788
     Year Ended December 31, 2001.............     963         $1,174,796

     During 2002, the Company distributed portfolio securities with a fair market value of $461,361 and a cost of $6,147. The related gain of $455,214 has been included in Realized Gain from Security Transactions in the Company's Statement of Operations.

     The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation
     Investments are valued using published bid quotes as of December 31, 2002. Costs used to determine realized gain or loss from securities transactions are those of the specific securities sold. Investments in non-marketable securities are valued at fair value as determined by the Board of Directors (see Note 2).

Federal Income Taxes
     No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of the Internal Revenue Code. As such, the Company is paying the applicable Federal capital gains tax for shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.

Use of Estimates
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.

Other
     As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

2. NON-MARKETABLE SECURITY OF AFFILIATE
     There is no ready market for the below listed security. Fair value is established by the Board of Directors of The Finance Company of Pennsylvania.

     The Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at the time of public sale of any of these shares the Company would be deemed a "control person," it would be necessary to register such shares under the Securities Act of 1933 prior to their sale.

                                                             For the
                                                           year ended
                              December 31, 2002           December 31,
                      ---------------------------------       2002
                      Percent   Identified      Fair        Dividend
Shares                 Owned       Cost        Value         Income
------                -------   ----------   ----------   -------------
732     Pennsylvania
        Warehousing
        and Safe
        Deposit
        Company       16.94%     $71,399     $1,850,496      $98,820
                      ======     =======     ==========      =======

3. COVERED CALLS WRITTEN
     At December 31, 2002, the Company has written covered calls as follows:

                             Expiration   Exercise   Shares Subject    Fair
Common Stock                    Date       Price        to Call       Value
------------                 ----------   --------   --------------   ------
Verizon Communications
  Inc. ....................   4/18/03      $47.50        5,000        $2,250
International Business
  Machines Corp. ..........   7/18/03      115.00        3,000         1,650
                                                                      ------
                                                                      $3,900
                                                                      ======

During 2002, the Company recognized $153,588 of premiums in connection with written covered calls expiring unexercised. Such amount has been recorded in Other Income in the Company's Statement of Operations.

4. PURCHASES AND SALES OF SECURITIES
     The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold (excluding U.S. Government short-term securities) for the year ended December 31, 2002 were:

                              Historical                      Cost of
                                Cost of     Proceeds from   Securities
                              Investments     Sales and      Sold and
                               Purchased     Maturities       Matured
                              -----------   -------------   ----------
Common stocks...............  $3,791,891     $ 3,755,268    $ 3,316,665
U.S. Treasury...............   1,891,865       1,750,000      1,795,152
Short-term securities.......   3,138,058       5,950,697      5,950,697
                              ----------     -----------    -----------
     Total..................  $8,821,814     $11,455,965    $11,062,514
                              ==========     ===========    ===========

     The amounts above do not include the market value and cost of shares distributed in connection with redemptions. During 2002, the company distributed common stocks with value of $461,361 and cost of $6,147.

5. LEASE
     The Company rents office space under a lease expiring in April 2003. The lessor company's president is an officer and director of the Company. Minimum annual rental for this space is $6,200.

6. OTHER INFORMATION FOR THE YEAR ENDED DECEMBER 31, 2002
     Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of officers amounted to $130,400.

     Investment advisory fees payable monthly to Cooke & Bieler, Inc., are based on the monthly closing portfolio value, less the value of certain investments at an annual rate of .5 of 1%.

7. SUBSEQUENT EVENT
     A dividend from net investment income of $929,981 was declared on December 20, 2002 payable at $18.75 per share on January 31, 2003 to shareholders of record on December 31, 2002.

                        CONDENSED FINANCIAL INFORMATION

Selected data for each share of capital stock outstanding throughout each period:

                                             Years Ended December 31,
                               2002        2001        2000        1999        1998
                             -------------------------------------------------------
--------------------------------------------------------------------------------------
Investment income..........  $   37.73   $   45.02   $   39.90   $   34.49   $   33.33
Expenses...................       8.97        8.89        8.67        8.10        7.84
                             ---------   ---------   ---------   ---------   ---------
Net investment income......      28.76       36.13       31.23       26.39       25.49
Dividends from net
  investment income........     (29.25)     (36.23)     (31.57)     (26.48)     (25.54)
Net realized gain (loss)
  and increase (decrease)
  in unrealized
  appreciation.............    (164.50)    (152.38)     240.15      (27.25)      15.40
                             ---------   ---------   ---------   ---------   ---------
Net increase (decrease) in
  net assets value.........    (164.99)    (152.48)     239.81      (27.34)      15.35
Net assets value:
  Beginning of year........   1,127.45    1,279.93    1,040.12    1,067.46    1,052.11
                             ---------   ---------   ---------   ---------   ---------
  End of year..............  $  962.46   $1,127.45   $1,279.93   $1,040.12   $1,067.46
                             =========   =========   =========   =========   =========
Annual ratio of expenses to
  average net assets.......       0.84%       0.74%       0.78%       0.74%       0.74%
Annual ratio of net
  investment income to
  average net assets.......       2.74%       2.99%       2.81%       2.40%       2.42%
Annual portfolio turnover
  rate.....................      11.73%       4.46%      13.01%       6.31%       8.13%
Number of shares
  outstanding at end of
  period in thousands......         49          50          51          55          55

                       SEE NOTES TO FINANCIAL STATEMENTS

                    CHANGES IN THE PORTFOLIO OF INVESTMENTS
                     (EXCLUSIVE OF SHORT-TERM INVESTMENTS)
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2002
                                  (UNAUDITED)

                                   PURCHASES

                                            Changes       Balance
                                             During     December 31,
                                           the Period       2002
                                           ----------   ------------
                                               Number of Shares
                                           -------------------------
Abbott Laboratories, Inc. ...............     2,500        10,500
AON Corp. ...............................    15,000        15,000
Artisan International Funds..............    34,153        34,153
Bristol-Myers Squibb.....................     4,000        16,000
Comcast Corp. Class A Special............    13,000        13,000
Duke Energy Corp. .......................    15,000        25,000
Harbor International Funds...............    18,255        18,255
Interpublic Group of Companies Inc. .....    47,000        40,000
Motorola.................................    17,000        17,000
Pall Corporation.........................     6,000        20,500

                                               Principal Amount
                                           -------------------------
U.S. Treasury Note 5.625% due 5/15/08....   750,000       750,000

                                     SALES

                                               Number of Shares
                                           -------------------------
AON Corp. ...............................    15,000        15,000
Coca Cola Co. ...........................     2,000        18,000
Interpublic Group of Companies Inc. .....    15,000        40,000
Motorola.................................    17,000        17,000
PNC Financial Services Group Inc. .......     7,300       346,775
Sherwin Williams Co. ....................    19,000            --
3M Company...............................     2,600         7,400
Vanguard Total International Funds.......    90,662            --

                                   MATURITIES

                                               Principal Amount
                                           -------------------------
U.S. Treasury Note 6.375% due 8/15/07....   750,000            --

                     SUPPLEMENTAL INFORMATION ON DIRECTORS
                (Not Part of the Company's Financial Statements)

                                 TERM OF
                               OFFICE AND                             OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS(1), POSITION(S)   LENGTH OF    PRINCIPAL OCCUPATION(S)    DIRECTOR OR NOMINEE FOR
 HELD WITH THE FUND, AND AGE   TIME SERVED     DURING PAST 5 YEARS             DIRECTOR
-----------------------------  -----------   -----------------------  ---------------------------
Interested Directors(2)
Charles E. Mather III            2005        President and Director   Director of Christiana Bank
Director and President Age:    22 years      of Mather & Co.          & Trust Co. and Penn Series
68                                           (insurance brokers)      Funds, Inc.
Frank A. Wood, Jr.               2004        Retired (Formerly Vice   Director of Pennsylvania
Director and                   28 years      President, Provident     Warehousing and Safe
Secretary/Treasurer                          National Bank)           Deposit Company
Age: 82

Non-Interested Directors
Jonathan D. Scott                2003        Senior Vice President,   Director of Pennsylvania
Director                       13 years      PNC Bank Corp.           Warehousing and Safe
Age: 50                                                               Deposit Company
Herbert S. Riband, Jr.           2004        Of counsel to the law    None
Director                        9 years      firm of Saul, Ewing LLP
Age: 66
Shaun F. O'Malley                2003        Retired (Formerly        Director of The
Director                        7 years      Chairman, Price          Philadelphia
Age: 67                                      Waterhouse World         Contributionship, Horace
                                             Organization             Mann Educators Corp.,
                                             (accounting))            Federal Home Loan Mortgage
                                                                      Corp. and Regulus Group LLC

---------------
(1) The address of all Directors is Public Ledger Building, Suite 630, 150 South Independence Mall West, Philadelphia, PA 19106.

(2) The two interested directors are classified as such because they are executive officers of the Company.

                                     * * *

     The Company's Statement of Additional Information includes additional information about the Company's directors and is available without charge upon request. Call Doranne Case (collect) to request a copy.